Other Current Assets and Other Current Financial Assets	9 Months Ended
Sep. 30, 2019
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Other Current Assets and Other Current Financial Assets
Note 9. Other Current Assets and Other Current Financial Assets
As of September 30, 2019 and December 31, 2018, Company’s other current assets and other current financial assets totaled
Ps. 3,339 and Ps. 2,827, respectively.